Label	Element	Value
Document Creation Date	dei_DocumentCreationDate	Jun. 15, 2015
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2015
Document Type	dei_DocumentType	485BPOS
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2015
Snow Capital Opportunity Fund | Snow Capital Opportunity Fund - Class A Shares (Snow Capital Opportunity Fund)
Trading Symbol	dei_TradingSymbol	SNOAX
Snow Capital Opportunity Fund | Snow Capital Opportunity Fund - Class C Shares (Snow Capital Opportunity Fund)
Trading Symbol	dei_TradingSymbol	SNOCX
Snow Capital Opportunity Fund | Snow Capital Opportunity Fund - Institutional Class Shares (Snow Capital Opportunity Fund)
Trading Symbol	dei_TradingSymbol	SNOIX
Snow Capital Small Cap Value Fund | Snow Capital Small Cap Value Fund - Class A Shares (Snow Capital Small Cap Value Fund)
Trading Symbol	dei_TradingSymbol	SNWAX
Snow Capital Small Cap Value Fund | Snow Capital Small Cap Value Fund - Class C Shares (Snow Capital Small Cap Value Fund)
Trading Symbol	dei_TradingSymbol	SNWCX
Snow Capital Small Cap Value Fund | Snow Capital Small Cap Value Fund - Institutional Class Shares (Snow Capital Small Cap Value Fund)
Trading Symbol	dei_TradingSymbol	SNWIX